Share capital - The changes in warrants (Details) - Warrants - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of warrants, Warrants outstanding, beginning	7,402,021	15,070,883
Number of warrants, Warrants exercised		(4,270,005)
Number of warrants expired	(1,215,502)	(3,398,857)
Number of warrants, Warrants outstanding, ending	6,186,519	7,402,021
Weighted average exercise price, Warrants outstanding, beginning	$ 5.23	$ 4.01
Weighted average exercise price, Warrants exercised		3.34
Weighted average exercise price, Warrants expired	4.68	4.66
Weighted average exercise price, Warrants outstanding, ending	$ 5.34	$ 5.23